(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
EQUITY INCOME
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  20  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 29  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR EQUITY INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998            PAST 6  PAST 1  PAST 5   PAST 10
                                      MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV EQUITY INCOME - INST CL  13.63%  27.54%  150.59%  355.63%

S&P 500(REGISTERED TRADEMARK)         15.06%  30.69%  172.18%  451.71%

EQUITY INCOME FUNDS AVERAGE           11.02%  24.65%  125.73%  305.36%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 221 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998            PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY ADV EQUITY INCOME - INST CL  27.54%  20.17%  16.38%

S&P 500                               30.69%  22.17%  18.62%

EQUITY INCOME FUNDS AVERAGE           24.65%  17.56%  14.84%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Equity Income -CL I      S&P 500
             00080                       SP001
  1988/05/31      10000.00                    10000.00
  1988/06/30      10572.23                    10459.00
  1988/07/31      10553.35                    10419.26
  1988/08/31      10344.56                    10065.00
  1988/09/30      10650.22                    10493.77
  1988/10/31      10842.29                    10785.50
  1988/11/30      10774.77                    10631.26
  1988/12/31      10852.95                    10817.31
  1989/01/31      11548.40                    11609.14
  1989/02/28      11449.95                    11320.07
  1989/03/31      11677.56                    11583.83
  1989/04/30      12105.28                    12185.03
  1989/05/31      12394.92                    12678.52
  1989/06/30      12445.07                    12606.26
  1989/07/31      13231.07                    13744.60
  1989/08/31      13403.16                    14013.99
  1989/09/30      13230.29                    13956.54
  1989/10/31      12504.92                    13632.75
  1989/11/30      12669.19                    13910.85
  1989/12/31      12853.67                    14244.71
  1990/01/31      12040.88                    13288.89
  1990/02/28      12062.38                    13460.32
  1990/03/31      12062.38                    13817.02
  1990/04/30      11595.52                    13471.59
  1990/05/31      12359.10                    14785.07
  1990/06/30      12304.32                    14684.54
  1990/07/31      12106.04                    14637.54
  1990/08/31      11186.73                    13314.31
  1990/09/30      10340.77                    12665.90
  1990/10/31      10105.75                    12611.44
  1990/11/30      10780.97                    13426.14
  1990/12/31      11018.32                    13800.73
  1991/01/31      11578.96                    14402.44
  1991/02/28      12406.85                    15432.22
  1991/03/31      12604.85                    15805.67
  1991/04/30      12604.55                    15843.61
  1991/05/31      13294.84                    16528.05
  1991/06/30      12684.64                    15771.07
  1991/07/31      13378.82                    16506.00
  1991/08/31      13662.18                    16897.19
  1991/09/30      13591.39                    16615.01
  1991/10/31      13817.85                    16837.65
  1991/11/30      13257.51                    16159.09
  1991/12/31      14302.85                    18007.69
  1992/01/31      14446.84                    17672.75
  1992/02/29      14893.19                    17902.49
  1992/03/31      14651.22                    17553.40
  1992/04/30      15173.41                    18069.47
  1992/05/31      15307.36                    18158.01
  1992/06/30      15136.93                    17887.45
  1992/07/31      15530.09                    18619.05
  1992/08/31      15161.40                    18237.36
  1992/09/30      15285.19                    18452.56
  1992/10/31      15471.11                    18517.14
  1992/11/30      16029.25                    19148.58
  1992/12/31      16440.39                    19384.11
  1993/01/31      16939.85                    19546.93
  1993/02/28      17378.33                    19812.77
  1993/03/31      17955.26                    20230.82
  1993/04/30      17892.46                    19741.23
  1993/05/31      18182.70                    20270.30
  1993/06/30      18372.95                    20329.08
  1993/07/31      18626.99                    20247.77
  1993/08/31      19301.71                    21015.16
  1993/09/30      19186.82                    20853.34
  1993/10/31      19416.60                    21285.00
  1993/11/30      19059.16                    21082.80
  1993/12/31      19531.50                    21337.90
  1994/01/31      20450.62                    22063.39
  1994/02/28      19940.00                    21465.47
  1994/03/31      19090.20                    20529.57
  1994/04/30      19758.68                    20792.35
  1994/05/31      19912.94                    21133.35
  1994/06/30      19794.43                    20615.58
  1994/07/31      20480.57                    21291.77
  1994/08/31      21568.03                    22164.73
  1994/09/30      21216.85                    21621.70
  1994/10/31      21633.63                    22108.19
  1994/11/30      20930.31                    21303.01
  1994/12/31      20995.75                    21618.93
  1995/01/31      21329.44                    22179.51
  1995/02/28      22090.25                    23043.84
  1995/03/31      22826.65                    23723.87
  1995/04/30      23445.41                    24422.54
  1995/05/31      24117.96                    25398.71
  1995/06/30      24455.07                    25988.72
  1995/07/31      25361.31                    26850.50
  1995/08/31      25672.41                    26917.90
  1995/09/30      26483.54                    28053.83
  1995/10/31      26198.18                    27953.68
  1995/11/30      27298.83                    29180.85
  1995/12/31      28028.09                    29742.87
  1996/01/31      28867.88                    30755.32
  1996/02/29      28993.82                    31040.42
  1996/03/31      29218.39                    31339.34
  1996/04/30      29429.30                    31801.28
  1996/05/31      29668.34                    32621.44
  1996/06/30      29514.03                    32745.72
  1996/07/31      28412.55                    31299.02
  1996/08/31      28977.41                    31959.11
  1996/09/30      30022.74                    33757.77
  1996/10/31      30647.03                    34688.81
  1996/11/30      32633.41                    37310.94
  1996/12/31      32304.84                    36571.81
  1997/01/31      33417.28                    38856.82
  1997/02/28      33680.76                    39161.45
  1997/03/31      32371.54                    37552.31
  1997/04/30      33753.43                    39794.18
  1997/05/31      35723.36                    42216.85
  1997/06/30      37501.21                    44108.17
  1997/07/31      40216.76                    47617.85
  1997/08/31      38637.61                    44950.30
  1997/09/30      40689.46                    47412.23
  1997/10/31      38926.79                    45828.66
  1997/11/30      40096.97                    47950.07
  1997/12/31      40910.52                    48773.37
  1998/01/31      40830.81                    49312.81
  1998/02/28      43735.96                    52869.25
  1998/03/31      45738.34                    55576.68
  1998/04/30      45961.22                    56135.78
  1998/05/29      45563.22                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980615 162536 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Institutional Class on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have grown to $45,563 - a 355.63% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market -
still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term growth
- helping many of these stocks to
rebound quickly. In addition, the
continued strength of the U.S.
economy, combined with low
interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The upward
climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced a
negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Robert Chow, Portfolio Manager of Fidelity Advisor Equity Income Fund
Q. BOB, HOW DID THE FUND PERFORM?
A. For the six months that ended May 31, 1998, the fund's Institutional Class shares returned 13.63%. To compare, the equity income funds average tracked by Lipper Analytical Services returned 11.02%, while the Standard & Poor's 500 Index returned 15.06%. For the past year, the fund's Institutional Class shares returned 27.54%. Comparatively, the equity income funds average returned 24.65% and the S&P 500 returned 30.69%.
Q. WHAT FACTORS DROVE THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?
A. I believe the fund performed better than its competitors during the period because of good stock selection and an advantageous market backdrop. Looking at the period as a whole, gains in the market were relatively broad, unlike in 1996 and 1997 when large-capitalization pharmaceutical and bank stocks were the primary drivers of market averages like the S&P 500. In the past six months, the market enjoyed a wider participation, helping the fund because it tends to be more balanced in value-oriented stocks throughout the market. Nevertheless, during the latter stages of the period, investors gravitated back to a narrow group of large-cap growth stocks, hurting the fund's performance relative to the S&P 500.
Q. THE FUND'S SECTOR WEIGHTINGS REMAINED FAIRLY STABLE OVER THE PERIOD. WHY WAS THAT?
A. You have to keep in mind that I am a value investor - looking for stocks that are cheap. As a result, I have made very few sector shifts. For example, the fund was weighted roughly the same in financial services stocks - around 19% - at the end of the period as it was at the beginning. The same was true with energy stocks, which comprised about 8% at both the beginning and the end of the period. In addition, when you look at the top 10 holdings in the fund you will see very few changes.
Q. WHICH STOCKS WERE SOLID PERFORMERS FOR THE FUND?
A. Unilever - which moved into the fund's top 10 during the period - was one. Half of its income comes from Europe, where economies have been accelerating rapidly after being in the doldrums for years. And its valuation recovered from very low levels, compared to other consumer product companies. IBM was another stock that did well, helped by its significant cash flow and an active program of buying back its shares - a strategy that helps increase the value of the remaining outstanding shares.
Q. DID ANY STOCKS PROVE TO BE DISAPPOINTMENTS DURING THE PERIOD?
A. Philip Morris was one. Litigation plays a big part in the performance of this and other tobacco stocks, so investor sentiment about them can shift very quickly depending on breaking news about lawsuits or a congressional settlement. Over the period, there was a significant negative shift in attitude due to high-profile negotiations in Congress. Nevertheless, I believed the stock continued to represent significant value at the end of the period, so it remained a big holding in the fund. Looking at the price-to-earnings ratio (P/E) - a measure of how much an investor is paying for a company's earning power - the stock remained very attractive to me at the end of the period.
Q. WAL-MART SLIPPED OUT OF THE TOP 10. WHY WAS THAT?
A. Wal-Mart is a great company that has historically been one of the top two or three holdings in the fund. Over the past year, however, and particularly the past six months, the stock has done terrifically well, bumping it to the top of its historical valuation range. At its current price, I feel the reward for owning the stock is not offset by the risks involved with maintaining it as one of my top positions. Given my goal of keeping the fund's risk in check, I have had to pare it back. The company's fundamentals remained superb, though, as the company continued gaining market share, generating positive cash flow and benefiting from extremely strong management.
Q. WHAT IS YOUR OUTLOOK?
A. With the S&P sustaining strong gains of 30% a year for several years - resulting in historically high valuations - it's difficult for value investors like myself to keep pace. As blue chip stocks continue to get more expensive, value investors have a tougher time finding significant bargains. Having said all that, I believe that my top positions continue to have plenty of upside potential, and I continue to invest with a view toward controlling risk while achieving a healthy return.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

BOB CHOW ON
VALUE INVESTING:
"As a value investor, I focus
primarily on determining a
valuation range for stocks that I'm
interested in, looking to establish a
low and a high price based on the
fundamentals of the company. If
the stock is currently trading in
the top 25% of that range, I will sell
the stock or not buy it. If the
valuation falls in the middle 50%
of the range, then I will stand aside
and watch it. But if the price falls
within the bottom 25%, then it
becomes a buy candidate.
"Everything depends on what I pay
for a stock. Think about
purchasing a piece of property. If
you want to maximize your
investment over a two-year period,
you can either buy a beautiful
house in an expensive
neighborhood or you could buy a
fixer-upper in a part of town that is
not as nice. Which will you make
more money on? It depends
entirely on what you pay for it.
"That line of reasoning applies
to individual stocks. A company
may be great, but I believe that
the basis on whether it is a good
investment or not depends entirely
on the valuation at the time of
the purchase."
FUND FACTS
GOAL: seeks to maintain a
yield that exceeds the
composite dividend of the S&P
500, while considering the
potential for achieving
capital appreciation.
START DATE: April 25, 1983
SIZE: as of May 31, 1998,
more than $4.0 billion
MANAGER: Robert Chow, since
1996; joined Fidelity in 1989
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF  MAY 31,1998
                                       % OF FUND'S   % OF FUND'S INVESTMENTS
                                       INVESTMENTS   IN THESE STOCKS
                                                     6 MONTHS AGO

CITICORP                               3.1           2.1

PMI GROUP, INC.                        2.8           0.0

FLEET FINANCIAL GROUP, INC.            2.3           1.9

AMERICAN HOME PRODUCTS CORP.           1.9           1.5

BRITISH PETROLEUM PLC ADR              1.8           2.5

INTERNATIONAL BUSINESS MACHINES CORP.  1.8           2.3

FEDERATED  DEPARTMENT STORES, INC.     1.8           0.8

U S WEST COMMUNICATIONS GROUP          1.7           1.8

UNILEVER NV ADR                        1.7           1.2

PHILIP MORRIS COMPANIES, INC.          1.7           2.7

TOP FIVE MARKET SECTORS AS OF  MAY 31, 1998
             % OF FUND'S   % OF FUND'S INVESTMENTS
             INVESTMENTS   IN THESE MARKET SECTORS
                           6 MONTHS AGO

FINANCE      19.4          18.4

TECHNOLOGY   8.8           7.2

ENERGY       8.5           8.6

NONDURABLES  7.5           7.3

DURABLES     7.3           5.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 95.7
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 4.3
STOCKS 93.0%
CONVERTIBLE
SECURITIES 1.1%
SHORT-TERM
INVESTMENTS 5.9%
FOREIGN
INVESTMENTS 6.3%
STOCKS 95.7%
CONVERTIBLE
SECURITIES 0.0%
SHORT-TERM
INVESTMENTS 4.3%
FOREIGN
INVESTMENTS 8.0%
ROW: 1, COL: 1, VALUE: 93.0
ROW: 1, COL: 2, VALUE: 1.1
ROW: 1, COL: 3, VALUE: 5.9
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 95.7%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.4%
AEROSPACE & DEFENSE - 2.3%
AlliedSignal, Inc.   280,000 $ 11,970
GenCorp, Inc.   800,000  23,850
Goodrich (B.F.) Co.   60,000  3,075
Lockheed Martin Corp.   200,000  22,450
United Technologies Corp.   360,000  33,840
  95,185
DEFENSE ELECTRONICS - 1.0%
Litton Industries, Inc. (a)  540,000  31,287
Raytheon Co. Class B  130,000  7,109
  38,396
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   130,000  5,777
TOTAL AEROSPACE & DEFENSE   139,358
BASIC INDUSTRIES - 6.2%
CHEMICALS & PLASTICS - 2.4%
du Pont (E.I.) de Nemours & Co.   270,000  20,790
Ferro Corp.   720,000  20,610
Monsanto Co.   180,000  9,968
Olin Corp.   240,000  10,380
Union Carbide Corp.   600,000  29,963
Witco Corp.   130,000  4,931
  96,642
IRON & STEEL - 0.2%
Nucor Corp.   200,000  10,300
METALS & MINING - 1.4%
Alumax, Inc.   900,000  42,131
Aluminum Co. of America  220,000  15,263
  57,394
PAPER & FOREST PRODUCTS - 2.2%
Champion International Corp.   300,000  14,400
Chesapeake Corp.   700,000  24,850
Georgia-Pacific Corp.   320,000  20,540
Georgia-Pacific Corp. (Timber Group)  320,000  7,540
Pentair, Inc.   480,000  21,060
  88,390
TOTAL BASIC INDUSTRIES   252,726
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 4.0%
BUILDING MATERIALS - 2.1%
American Standard Companies, Inc.   320,000 $ 15,440
CalMat Co.   220,000  5,528
Masco Corp.   380,000  21,375
RPM, Inc.   750,000  12,750
USG Corp.   580,000  30,812
  85,905
CONSTRUCTION - 0.6%
Centex Corp.   220,000  7,865
Lennar Corp.   350,000  9,275
Okumura Gumi  2,000,000  6,266
  23,406
ENGINEERING - 0.2%
Fluor Corp.   200,000  9,538
REAL ESTATE - 0.2%
LNR Property Corp.   350,000  9,056
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Duke Realty Investors, Inc.   223,672  5,060
Felcor Suite Hotels, Inc.   100,000  3,444
Ocwen Asset Investment Corp.   500,000  8,500
Public Storage, Inc.   240,000  7,200
RFS Hotel Investors, Inc.   93,800  1,864
Starwood Hotels & Resorts Trust  200,000  9,438
  35,506
TOTAL CONSTRUCTION & REAL ESTATE   163,411
DURABLES - 7.3%
AUTOS, TIRES, & ACCESSORIES - 5.0%
Chrysler Corp.   573,700  31,912
Eaton Corp.   140,000  12,574
Ford Motor Co.   800,000  41,500
ITT Industries, Inc.   1,200,000  44,250
Modine Manufacturing Co.   80,000  2,720
Pep Boys-Manny, Moe & Jack  300,000  6,675
TRW, Inc.   1,200,000  64,275
  203,906
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER DURABLES - 0.5%
Minnesota Mining & Manufacturing Co.   230,000 $ 21,303
CONSUMER ELECTRONICS - 1.1%
Electrolux AB  240,000  23,834
Maytag Co.   420,000  21,184
  45,018
HOME FURNISHINGS - 0.6%
Leggett & Platt, Inc.   440,000  22,110
TEXTILES & APPAREL - 0.1%
NIKE, Inc. Class B  100,000  4,600
TOTAL DURABLES   296,937
ENERGY - 8.5%
ENERGY SERVICES - 0.7%
Baker Hughes, Inc.   240,000  8,640
Schlumberger Ltd.   130,000  10,147
Western Atlas, Inc. (a)  120,000  10,388
  29,175
OIL & GAS - 7.8%
Amerada Hess Corp.   420,000  22,705
British Petroleum PLC ADR  840,000  74,445
Burlington Resources, Inc.   300,000  12,638
Chevron Corp.   420,000  33,548
Kerr-McGee Corp.   100,000  6,325
Nationale Elf Aquitaine  260,000  36,070
Occidental Petroleum Corp.   1,500,000  41,438
Royal Dutch Petroleum Co.   400,000  22,425
Texaco, Inc.   360,000  20,790
Tosco Corp.   400,000  12,700
Total SA sponsored ADR  560,000  34,895
  317,979
TOTAL ENERGY   347,154
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 19.4%
BANKS - 6.0%
Bank of New York Co., Inc.   557,800 $ 34,096
Citicorp  860,000  128,246
Chase Manhattan Corp.   200,000  27,188
Comerica, Inc.   225,000  14,794
NationsBank Corp.   380,000  28,785
Wells Fargo & Co.   30,000  10,845
  243,954
CREDIT & OTHER FINANCE - 4.2%
American Express Co.   540,000  55,418
Fleet Financial Group, Inc.   1,150,000  94,300
Household International, Inc.   90,000  12,178
Transamerica Corp.   80,000  9,200
  171,096
FEDERAL SPONSORED CREDIT - 2.0%
Fannie Mae  780,000  46,703
Freddie Mac  750,000  34,125
  80,828
INSURANCE - 6.7%
Aetna, Inc.   100,000  7,817
Allstate Corp.   460,000  43,298
CIGNA Corp.   240,000  16,440
General Re Corp.   50,000  10,994
Hartford Financial Services Group, Inc.   300,000  33,019
Loews Corp.   170,000  15,428
PMI Group, Inc.   1,500,000  112,781
PXRE Corp.   660,000  20,790
Provident Companies, Inc.   370,000  13,644
  274,211
SECURITIES INDUSTRY - 0.5%
Lehman Brothers Holdings, Inc.   250,000  17,734
TOTAL FINANCE   787,823
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 5.8%
DRUGS & PHARMACEUTICALS - 3.8%
American Home Products Corp.   1,560,000 $ 75,367
Bristol-Myers Squibb Co.   400,000  43,000
Merck & Co., Inc.   300,000  35,119
  153,486
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Allegiance Corp.   190,000  9,500
MEDICAL FACILITIES MANAGEMENT - 1.8%
Columbia/HCA Healthcare Corp.   350,000  11,441
Humana, Inc.   500,000  15,531
Tenet Healthcare Corp. (a)  400,000  14,000
United HealthCare Corp.   490,000  31,360
  72,332
TOTAL HEALTH   235,318
HOLDING COMPANIES - 0.4%
PartnerRe Ltd.   300,000  14,625
INDUSTRIAL MACHINERY & EQUIPMENT - 6.3%
ELECTRICAL EQUIPMENT - 2.2%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  560,000  24,220
Emerson Electric Co.   230,000  13,972
General Electric Co.   640,000  53,360
L-3 Communications Holdings, Inc.   1,700  48
  91,600
INDUSTRIAL MACHINERY & EQUIPMENT - 2.6%
Caterpillar, Inc.   320,000  17,580
Deere & Co.   110,000  5,706
Harnischfeger Industries, Inc.   420,000  13,230
Ingersoll-Rand Co.   220,000  9,914
Toro Co.   80,000  2,795
Tyco International Ltd.   580,000  32,118
UNOVA, Inc.   1,033,100  22,857
  104,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 1.5%
Browning-Ferris Industries, Inc.   900,000 $ 32,006
USA Waste Services, Inc. (a)  500,000  23,594
Waste Management, Inc.   180,000  5,850
  61,450
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   257,250
MEDIA & LEISURE - 1.6%
BROADCASTING - 0.2%
Gaylord Entertainment Co.   300,000  10,106
PUBLISHING - 1.4%
ACNielsen Corp. (a)  1,100,000  28,393
Dun & Bradstreet Corp.   350,000  11,813
Knight-Ridder, Inc.   120,000  6,848
Times Mirror Co. Class A  150,000  9,600
  56,654
TOTAL MEDIA & LEISURE   66,760
NONDURABLES - 7.5%
BEVERAGES - 1.0%
Anheuser-Busch Companies, Inc.   580,000  26,644
Whitman Corp.   700,000  15,181
  41,825
FOODS - 1.0%
General Mills, Inc.   500,000  34,125
Quaker Oats Co.   130,000  7,499
  41,624
HOUSEHOLD PRODUCTS - 3.7%
Church & Dwight Co., Inc.   596,700  18,087
Clorox Co.   260,000  21,710
Premark International, Inc.   471,400  15,114
Rubbermaid, Inc.   800,000  26,100
Unilever NV ADR  900,000  71,044
  152,055
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 1.8%
Philip Morris Companies, Inc.   1,900,000 $ 71,013
TOTAL NONDURABLES   306,517
PRECIOUS METALS - 0.2%
Newmont Mining Corp.   280,000  6,983
RETAIL & WHOLESALE - 7.0%
APPAREL STORES - 0.2%
TJX Companies, Inc.   180,000  8,415
DRUG STORES - 0.8%
CVS Corp.   100,000  7,019
Rite Aid Corp.   670,000  23,994
  31,013
GENERAL MERCHANDISE STORES - 4.3%
Federated Department Stores, Inc. (a)  1,400,000  72,538
May Department Stores Co. (The)  200,000  12,863
Nordstrom, Inc.   180,000  12,971
Sears, Roebuck & Co.   350,000  21,634
Wal-Mart Stores, Inc.   1,050,000  57,947
  177,953
GROCERY STORES - 0.6%
Albertson's, Inc.   130,000  6,021
Richfood Holdings, Inc. Class A  250,000  6,109
Safeway, Inc. (a)  320,000  11,660
  23,790
RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%
Boise Cascade Office Products Corp. (a)  250,000  4,281
Fabri-Centers of America, Inc. Class B (non-vtg) (a)  320,000  8,260
Home Depot, Inc.   240,000  18,855
Officemax, Inc. (a)  800,000  13,150
  44,546
TOTAL RETAIL & WHOLESALE   285,717
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 1.0%
LEASING & RENTAL - 0.2%
Danka Business Systems PLC sponsored ADR  400,000 $ 6,750
PRINTING - 0.8%
Donnelley (R.R.) & Sons Co.   450,000  20,250
Reynolds & Reynolds Co. Class A  700,000  14,656
  34,906
TOTAL SERVICES   41,656
TECHNOLOGY - 8.8%
COMPUTER SERVICES & SOFTWARE - 0.4%
Electronic Data Systems Corp.   460,000  16,732
COMPUTERS & OFFICE EQUIPMENT - 5.5%
Apple Computer, Inc. (a)  700,000  18,638
Compaq Computer Corp.   300,000  8,194
International Business Machines Corp.   630,000  73,946
Pitney Bowes, Inc.   1,200,000  56,400
Unisys Corp. (a)  1,880,000  46,060
Wang Laboratories, Inc. (a)  880,000  21,120
  224,358
ELECTRONIC INSTRUMENTS - 0.4%
KLA-Tencor Corp. (a)  70,000  2,362
Varian Associates, Inc.   250,000  12,016
  14,378
ELECTRONICS - 1.9%
AMP, Inc.   820,000  31,160
Motorola, Inc.   400,000  21,175
Texas Instruments, Inc.   350,000  17,981
Thomas & Betts Corp.   160,000  8,550
  78,866
PHOTOGRAPHIC EQUIPMENT - 0.6%
Eastman Kodak Co.   320,000  22,840
TOTAL TECHNOLOGY   357,174
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 2.2%
AIR TRANSPORTATION - 0.5%
AMR Corp. (a)  80,000 $ 12,315
Delta Air Lines, Inc.   80,000  9,200
  21,515
RAILROADS - 1.0%
Burlington Northern Santa Fe Corp.   240,000  23,880
CSX Corp.   280,000  13,335
Union Pacific Corp.   100,000  4,838
  42,053
TRUCKING & FREIGHT - 0.7%
Arnold Industries, Inc.   620,000  9,687
Consolidated Freightways Corp. (a)  1,010,000  14,898
Pittston Co. (Burlington Group)  160,000  2,810
  27,395
TOTAL TRANSPORTATION   90,963
UTILITIES - 6.1%
ELECTRIC UTILITY - 0.2%
American Electric Power Co., Inc.   220,000  9,983
TELEPHONE SERVICES - 5.9%
AT&T Corp.   700,000  42,612
Bell Atlantic Corp.   560,000  51,310
BellSouth Corp.   660,000  42,570
MCI Communications Corp.   260,000  13,902
Sprint Corp.   240,000  17,220
U S WEST Communications Group  1,400,000  71,050
  238,664
TOTAL UTILITIES   248,647
TOTAL COMMON STOCKS
(Cost $2,884,783)   3,899,019
CONVERTIBLE PREFERRED STOCKS - 0.0%
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 0.0%
PUBLISHING - 0.0%
Taylor, J.N. Holdings Ltd. 9 1/2% (a)
 (Cost $235)  50,000 $ -
CASH EQUIVALENTS - 4.3%
Taxable Central Cash Fund
(Cost$173,871)  (b)  173,871,474  173,871
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,058,889)  $ 4,072,890
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.56%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $3,060,476,000. Net unrealized appreciation aggregated $1,012,414,000, of which $1,061,960,000 related to appreciated investment securities and $49,546,000 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                        MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $3,058,889) -                              $ 4,072,890
SEE ACCOMPANYING SCHEDULE

CASH                                                                                 36

RECEIVABLE FOR INVESTMENTS SOLD                                                      1,069

RECEIVABLE FOR FUND SHARES SOLD                                                      7,485

DIVIDENDS RECEIVABLE                                                                 7,211

INTEREST RECEIVABLE                                                                  731

OTHER RECEIVABLES                                                                    114

PREPAID EXPENSES                                                                     6

 TOTAL ASSETS                                                                        4,089,542

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                         $ 23,636

PAYABLE FOR FUND SHARES REDEEMED                                           10,394

ACCRUED MANAGEMENT FEE                                                     1,699

DISTRIBUTION FEES PAYABLE                                                  1,839

OTHER PAYABLES AND ACCRUED EXPENSES                                        805

 TOTAL LIABILITIES                                                                   38,373

NET ASSETS                                                                          $ 4,051,169

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                     $ 2,844,916

UNDISTRIBUTED NET INVESTMENT INCOME                                                  4,694

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                187,564
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                            1,013,995
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                          $ 4,051,169



STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                           $28.19
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($51,052 (DIVIDED BY) 1,811 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $28.19)                          $29.91

CLASS T:                                                                        $28.38
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,634,646 (DIVIDED BY) 92,847 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $28.38)                          $29.41

CLASS B:                                                                        $28.23
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($843,548 (DIVIDED BY) 29,881 SHARES)  A

CLASS C:                                                                        $28.28
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($18,320 (DIVIDED BY) 647.9 SHARES)  A

INSTITUTIONAL CLASS:                                                            $28.62
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($503,603 (DIVIDED BY) 17,594 SHARES)


A REDEMPTION PRICE PER-SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                      SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                          $ 32,616
DIVIDENDS

INTEREST                                                                    4,500

 TOTAL INCOME                                                               37,116

EXPENSES

MANAGEMENT FEE                                                   $ 9,362

TRANSFER AGENT FEES                                               3,276

DISTRIBUTION FEES                                                 10,048

ACCOUNTING FEES AND EXPENSES                                      406

NON-INTERESTED TRUSTEES' COMPENSATION                             9

CUSTODIAN FEES AND EXPENSES                                       29

REGISTRATION FEES                                                 256

AUDIT                                                             35

LEGAL                                                             8

MISCELLANEOUS                                                     29

 TOTAL EXPENSES BEFORE REDUCTIONS                                 23,458

 EXPENSE REDUCTIONS                                               (315)     23,143

NET INVESTMENT INCOME                                                       13,973

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                            189,291

 FOREIGN CURRENCY TRANSACTIONS                                    (61)      189,230

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                            253,122

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                     (6)       253,116

NET GAIN (LOSS)                                                             442,346

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 456,319
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED   YEAR ENDED
                                                         MAY 31, 1998       NOVEMBER 30,
                                                         (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 13,973           $ 30,780
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 189,230            243,508

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     253,116            326,758

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          456,319            601,046
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (12,858)           (31,851)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (218,223)          (64,869)

 TOTAL DISTRIBUTIONS                                      (231,081)          (96,720)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              463,179            337,812

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 688,417            842,138

NET ASSETS

 BEGINNING OF PERIOD                                      3,362,752          2,520,614

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 4,051,169        $ 3,362,752
INCOME OF $4,694 AND $3,579, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                            SIX MONTHS ENDED    YEARS ENDED
                                            MAY 31, 1998        NOVEMBER 30,

                                            (UNAUDITED)       1997      1996 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 26.69           $ 22.78   $ 20.38

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME E                     .13               .23       .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)     3.21              4.61      2.44

 TOTAL FROM INVESTMENT OPERATIONS            3.34              4.84      2.50

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                  (.12)             (.34)     (.10)

 FROM NET REALIZED GAIN                      (1.72)            (.59)     -

 TOTAL DISTRIBUTIONS                         (1.84)            (.93)     (.10)

NET ASSET VALUE, END OF PERIOD              $ 28.19          $ 26.69   $ 22.78

TOTAL RETURN B, C                            13.42%            22.05%    12.31%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)     $ 51,052         $ 25,659  $ 3,306

RATIO OF EXPENSES TO AVERAGE NET ASSETS      1.08% A          1.26% G   1.46% A, D, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS      1.06% A, H       1.25% H   1.44% A, H
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE    .97% A           .93%      1.27% A
NET ASSETS

PORTFOLIO TURNOVER                           54% A            55%       78%

AVERAGE COMMISSION RATE I                   $ .0454          $ .0430   $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


<ERROR: WIDE TABLE>
ERROR: THE FOLLOWING TABLE: "ASSETS" IS TOO WIDE!
TABLE WIDTH IS 233 CHARACTERS.


FINANCIAL HIGHLIGHTS - CLASS T
                                 SIX MONTHS ENDED                    YEARS ENDED NOVEMBER 30,
                                 MAY 31, 1998

                                 (UNAUDITED)          1997         1996         1995        1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 26.85             $ 22.83      $ 19.95      $ 15.96    $ 14.86    $ 12.86
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                    .11 D                .26 D        .30 D        .31        .28 D      .33
 INCOME

 NET REALIZED AND                   3.24                4.62         3.35         4.26       1.03       1.97
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVESTMENT              3.35                4.88         3.65         4.57       1.31       2.30
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT                (.10)               (.27)        (.31)        (.30)      (.21)      (.30)
 INCOME

 FROM NET                           (1.72)              (.59)        (.46)        (.28)      -          -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS                (1.82)              (.86)        (.77)        (.58)      (.21)      (.30)

NET ASSET VALUE,                   $ 28.38             $ 26.85      $ 22.83      $ 19.95    $ 15.96    $ 14.86
END OF PERIOD

TOTAL RETURN B, C                    13.37%              22.12%       18.89%       29.46%     8.84%      18.03%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF                 $ 2,634,646         $ 2,190,070  $ 1,672,994  $ 880,054  $ 179,501  $ 42,326
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO                 1.23% A             1.23%        1.27%        1.48%      1.67%      1.77%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO                 1.22% A, E          1.21% E      1.26% E      1.47% E    1.64% E    1.77%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT               .80% A             1.05%        1.45%        1.78%      1.69%      2.02%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER                    54% A              55%          78%          80%        140%       120%

AVERAGE COMMISSION                  $ .0454            $ .0430      $ .0424
RATE F

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
  CERTAIN EXPENSES NOT BEEN REDUCED DURING THE
  PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
  FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES
  CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE
  NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
  BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
  WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION
  OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
  STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995
  A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
  PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
  ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND
  FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
  VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
  STRUCTURES MAY DIFFER.




FINANCIAL HIGHLIGHTS - CLASS B
                                 SIX MONTHS ENDED              YEARS ENDED NOVEMBER 30,
                                 MAY 31, 1998

                                 (UNAUDITED)           1997       1996       1995        1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING       $ 26.73               $ 22.73    $ 19.90    $ 15.94    $ 15.21
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .04 D                 .13 D      .19 D      .26        .08 D

 NET REALIZED AND UNREALIZED      3.22                  4.61       3.33       4.23       .72
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            3.26                  4.74       3.52       4.49       .80
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.04)                 (.15)      (.23)      (.25)      (.07)

 FROM NET REALIZED GAIN           (1.72)                (.59)      (.46)      (.28)      -

 TOTAL DISTRIBUTIONS              (1.76)                (.74)      (.69)      (.53)      (.07)

NET ASSET VALUE, END OF PERIOD   $ 28.23               $ 26.73    $ 22.73    $ 19.90    $ 15.94

TOTAL RETURN B, C                 13.06%                21.52%     18.22%     28.95%     5.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 843,548             $ 682,308  $ 500,447  $ 270,101  $ 35,373
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      1.77% A               1.74% F    1.81%      1.85%      2.24% A
NET ASSETS

RATIO OF EXPENSES TO AVERAGE      1.75% A, G            1.73% G    1.79% G    1.84% G    2.18% A, G
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME    .27% A                .53%       .92%       1.41%      1.15% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                54% A                 55%        78%        80%        140%

AVERAGE COMMISSION RATE H        $ .0454              $ .0430    $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995 A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS C
                                                                   SIX MONTHS ENDED  YEAR ENDED
                                                                   MAY 31, 1998      NOVEMBER 30,

                                                                   (UNAUDITED)       1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 26.84           $ 26.65

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                            .03                .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            3.22               .17

 TOTAL FROM INVESTMENT OPERATIONS                                   3.25               .19

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.09)              -

 FROM NET REALIZED GAIN                                             (1.72)             -

 TOTAL DISTRIBUTIONS                                                (1.81)             -

NET ASSET VALUE, END OF PERIOD                                     $ 28.28           $ 26.84

TOTAL RETURN B, C                                                   12.98%             .71%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 18,320          $ 684

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.85% A, F        1.85% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.83% A, G        1.81% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                .24% A            1.24% A

PORTFOLIO TURNOVER                                                  54% A             55%

AVERAGE COMMISSION RATE H                                          $ .0454           $ .0430


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


<ERROR: WIDE TABLE>
ERROR: THE FOLLOWING TABLE: "ASSETS" IS TOO WIDE!
TABLE WIDTH IS 231 CHARACTERS.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                   SIX MONTHS ENDED                       YEARS ENDED NOVEMBER 30,
                                   MAY 31, 1998

                                   (UNAUDITED)            1997       1996      1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,                   $ 27.07                $ 23.00    $ 20.09    $ 16.07    $ 14.93    $ 12.88
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                      .18 D                 .39 D      .42 D      .45        .41 D      .39
 INCOME

 NET REALIZED AND                    3.26                  4.68       3.37       4.28       1.05       2.02
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVESTMENT               3.44                  5.07       3.79       4.73       1.46       2.41
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT                 (.17)                 (.41)      (.42)      (.43)      (.32)      (.36)
 INCOME

 FROM NET                            (1.72)                (.59)      (.46)      (.28)      -          -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS                 (1.89)                (1.00)     (.88)      (.71)      (.32)      (.36)

NET ASSET VALUE,                   $ 28.62                $ 27.07    $ 23.00    $ 20.09    $ 16.07    $ 14.93
END OF PERIOD

TOTAL RETURN B, C                    13.63%                 22.87%     19.54%     30.43%     9.82%      18.90%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF                 $ 503,603              $ 464,031  $ 343,867  $ 297,453  $ 197,533  $ 191,138
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO                 .69% A                 .69%       .71%       .74%       .73%       .80%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO                 .68% A, E              .67% E     .70% E     .73% E     .71% E     .79% E
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT               1.33% A               1.60%      2.02%      2.52%      2.62%      3.00%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER                    54% A                 55%        78%        80%        140%       120%

AVERAGE COMMISSION                    $ .0454               $ .0430    $ .0424
RATE F

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
  CERTAIN EXPENSES NOT BEEN REDUCED DURING THE
  PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
  STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR
  ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
  BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
  WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE
  CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995 A FUND
  IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
  FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
  AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
  ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
  PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts have been invested in shares of a cross-section of Fidelity funds, including shares of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,237,519,000 and $953,983,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO       RETAINED
          FDC           BY FDC

CLASS A   $ 47,000      $ -

CLASS T    6,121,000     98,000

CLASS B    3,838,000     2,878,000

CLASS C    42,000        42,000

          $ 10,048,000  $ 3,018,000

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:


CLASS A   $ 12,000

CLASS T    173,000

CLASS B    179,000

CLASS C    12,000

          $ 376,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO      RETAINED BY
          FDC          FDC

CLASS A   $ 383,000    $ 152,000

CLASS T    869,000      233,000

CLASS B    513,000      513,000*

CLASS C    1,000        1,000*

          $ 1,766,000  $ 899,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to
FIIOC:
                       AMOUNT       % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                $ 43,000     .23% *

CLASS T                 2,137,000   .18% *

CLASS B                 745,000     .20% *

CLASS C                 9,000       .23% *

INSTITUTIONAL CLASS     342,000     .14% *

                       $ 3,276,000

* ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $304,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
          FMR          REIMBURSEMENT
          EXPENSE
          LIMITATIONS

CLASS C   1.85%        $ 13,000

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $301,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS ENDED   YEAR ENDED
                            MAY 31,            NOVEMBER 30,

                            1998               1997

FROM NET INVESTMENT INCOME

CLASS A                     $ 146,000          $ 131,000

CLASS T                      8,652,000          20,835,000

CLASS B                      1,085,000          3,503,000

CLASS C                      16,000             -

INSTITUTIONAL CLASS          2,959,000          7,382,000

TOTAL                       $ 12,858,000       $ 31,851,000

FROM NET REALIZED GAIN

CLASS A                     $ 1,745,000        $ 98,000

CLASS T                      142,228,000        43,072,000

CLASS B                      44,523,000         13,038,000

CLASS C                      120,000            -

INSTITUTIONAL CLASS          29,607,000         8,661,000

TOTAL                       $ 218,223,000      $ 64,869,000

TOTAL                       $ 231,081,000      $ 96,720,000

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                           DOLLARS

AMOUNT IN THOUSANDS             SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                MAY 31,            NOVEMBER 30,  MAY 31,            NOVEMBER 30,

                                1998               1997 A        1998               1997 A



CLASS A                          904                919          $ 24,672           $ 22,745
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    71                 9             1,792              208

SHARES REDEEMED                  (125)              (112)         (3,450)            (2,828)

NET INCREASE (DECREASE)          850                816          $ 23,014           $ 20,125

CLASS T                          16,033             28,655       $ 437,093          $ 693,828
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    5,685              2,675         143,735            60,512

SHARES REDEEMED                  (10,427)           (23,070)      (284,667)          (558,854)

NET INCREASE (DECREASE)          11,291             8,260        $ 296,161          $ 195,486

CLASS B                          4,282              5,544        $ 116,756          $ 135,409
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1,601              700           40,251             15,570

SHARES REDEEMED                  (1,524)            (2,738)       (41,493)           (66,167)

NET INCREASE (DECREASE)          4,359              3,506        $ 115,514          $ 84,812

CLASS C                          627                25           $ 17,223           $ 678
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    5                  -             126                -

SHARES REDEEMED                  (9)                -             (253)              -

NET INCREASE (DECREASE)          623                25           $ 17,096           $ 678

INSTITUTIONAL CLASS              2,483              11,368       $ 68,952           $ 260,181
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1,095              515           27,908             11,887

SHARES REDEEMED                  (3,127)            (9,691)       (85,466)           (235,357)

NET INCREASE (DECREASE)          451                2,192        $ 11,394           $ 36,711


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 10,000

CLASS T                134,000

CLASS B                61,000

CLASS C                15,000

INSTITUTIONAL CLASS    36,000

                      $ 256,000



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
EQUITY INCOME
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             12  THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    15  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           16  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  26  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 35  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR EQUITY INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past one year, past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998          PAST 6  PAST 1  PAST 5   PAST 10
                                    MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV EQUITY INCOME - CL A   13.42%  26.98%  141.76%  337.71%

FIDELITY ADV EQUITY INCOME - CL A   6.90%   19.68%  127.86%  312.54%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)      15.06%  30.69%  172.18%  451.71%

EQUITY INCOME FUNDS AVERAGE         11.02%  24.65%  125.73%  305.36%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 221 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998          PAST 1  PAST 5  PAST 10
                                    YEAR    YEARS   YEARS

FIDELITY ADV EQUITY INCOME - CL A   26.98%  19.31%  15.91%

FIDELITY ADV EQUITY INCOME - CL A   19.68%  17.91%  15.23%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                             30.69%  22.17%  18.62%

EQUITY INCOME FUNDS AVERAGE         24.65%  17.56%  14.84%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Equity Income -CL A      S&P 500
             00246                       SP001
  1988/05/31       9425.00                    10000.00
  1988/06/30       9964.33                    10459.00
  1988/07/31       9946.54                    10419.26
  1988/08/31       9749.75                    10065.00
  1988/09/30      10037.83                    10493.77
  1988/10/31      10218.86                    10785.50
  1988/11/30      10155.22                    10631.26
  1988/12/31      10228.91                    10817.31
  1989/01/31      10884.37                    11609.14
  1989/02/28      10791.58                    11320.07
  1989/03/31      11006.10                    11583.83
  1989/04/30      11409.22                    12185.03
  1989/05/31      11682.22                    12678.52
  1989/06/30      11729.47                    12606.26
  1989/07/31      12470.28                    13744.60
  1989/08/31      12632.48                    14013.99
  1989/09/30      12469.54                    13956.54
  1989/10/31      11785.89                    13632.75
  1989/11/30      11940.71                    13910.85
  1989/12/31      12114.58                    14244.71
  1990/01/31      11348.53                    13288.89
  1990/02/28      11368.79                    13460.32
  1990/03/31      11368.79                    13817.02
  1990/04/30      10928.78                    13471.59
  1990/05/31      11648.45                    14785.07
  1990/06/30      11596.82                    14684.54
  1990/07/31      11409.94                    14637.54
  1990/08/31      10543.50                    13314.31
  1990/09/30       9746.18                    12665.90
  1990/10/31       9524.67                    12611.44
  1990/11/30      10161.07                    13426.14
  1990/12/31      10384.77                    13800.73
  1991/01/31      10913.17                    14402.44
  1991/02/28      11693.46                    15432.22
  1991/03/31      11880.07                    15805.67
  1991/04/30      11879.79                    15843.61
  1991/05/31      12530.39                    16528.05
  1991/06/30      11955.27                    15771.07
  1991/07/31      12609.54                    16506.00
  1991/08/31      12876.60                    16897.19
  1991/09/30      12809.89                    16615.01
  1991/10/31      13023.32                    16837.65
  1991/11/30      12495.20                    16159.09
  1991/12/31      13480.44                    18007.69
  1992/01/31      13616.15                    17672.75
  1992/02/29      14036.83                    17902.49
  1992/03/31      13808.77                    17553.40
  1992/04/30      14300.94                    18069.47
  1992/05/31      14427.18                    18158.01
  1992/06/30      14266.55                    17887.45
  1992/07/31      14637.11                    18619.05
  1992/08/31      14289.62                    18237.36
  1992/09/30      14383.01                    18452.56
  1992/10/31      14569.86                    18517.14
  1992/11/30      15084.19                    19148.58
  1992/12/31      15459.83                    19384.11
  1993/01/31      15941.97                    19546.93
  1993/02/28      16354.73                    19812.77
  1993/03/31      16885.90                    20230.82
  1993/04/30      16803.13                    19741.23
  1993/05/31      17064.07                    20270.30
  1993/06/30      17230.83                    20329.08
  1993/07/31      17469.42                    20247.77
  1993/08/31      18079.07                    21015.16
  1993/09/30      17959.26                    20853.34
  1993/10/31      18174.92                    21285.00
  1993/11/30      17803.51                    21082.80
  1993/12/31      18246.80                    21337.90
  1994/01/31      19085.46                    22063.39
  1994/02/28      18582.26                    21465.47
  1994/03/31      17786.55                    20529.57
  1994/04/30      18400.71                    20792.35
  1994/05/31      18521.13                    21133.35
  1994/06/30      18399.02                    20615.58
  1994/07/31      19028.05                    21291.77
  1994/08/31      20007.88                    22164.73
  1994/09/30      19668.20                    21621.70
  1994/10/31      20056.71                    22108.19
  1994/11/30      19376.82                    21303.01
  1994/12/31      19425.38                    21618.93
  1995/01/31      19723.28                    22179.51
  1995/02/28      20418.37                    23043.84
  1995/03/31      21077.79                    23723.87
  1995/04/30      21639.70                    24422.54
  1995/05/31      22239.07                    25398.71
  1995/06/30      22551.83                    25988.72
  1995/07/31      23366.65                    26850.50
  1995/08/31      23642.44                    26917.90
  1995/09/30      24369.20                    28053.83
  1995/10/31      24092.57                    27953.68
  1995/11/30      25085.94                    29180.85
  1995/12/31      25747.78                    29742.87
  1996/01/31      26511.02                    30755.32
  1996/02/29      26601.54                    31040.42
  1996/03/31      26796.03                    31339.34
  1996/04/30      26977.79                    31801.28
  1996/05/31      27185.51                    32621.44
  1996/06/30      27029.94                    32745.72
  1996/07/31      26014.37                    31299.02
  1996/08/31      26509.13                    31959.11
  1996/09/30      27446.90                    33757.77
  1996/10/31      27996.36                    34688.81
  1996/11/30      29801.73                    37310.94
  1996/12/31      29472.58                    36571.81
  1997/01/31      30458.15                    38856.82
  1997/02/28      30701.17                    39161.45
  1997/03/31      29480.59                    37552.31
  1997/04/30      30727.58                    39794.18
  1997/05/31      32489.64                    42216.85
  1997/06/30      34088.18                    44108.17
  1997/07/31      36563.86                    47617.85
  1997/08/31      35094.77                    44950.30
  1997/09/30      36931.30                    47412.23
  1997/10/31      35336.85                    45828.66
  1997/11/30      36372.56                    47950.07
  1997/12/31      37091.80                    48773.37
  1998/01/31      37003.78                    49312.81
  1998/02/28      39632.30                    52869.25
  1998/03/31      41429.90                    55576.68
  1998/04/30      41620.15                    56135.78
  1998/05/29      41254.29                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980611 093939 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class A on May 31, 1988, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $41,254 - a 312.54% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR EQUITY INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996) that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998          PAST 6  PAST 1  PAST 5   PAST 10
                                    MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV EQUITY INCOME - CL T   13.37%  26.88%  141.97%  338.09%

FIDELITY ADV EQUITY INCOME - CL T   9.40%   22.44%  133.50%  322.75%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                             15.06%  30.69%  172.18%  451.71%

EQUITY INCOME FUNDS AVERAGE         11.02%  24.65%  125.73%  305.36%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 221 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998          PAST 1  PAST 5  PAST 10
                                    YEAR    YEARS   YEARS

FIDELITY ADV EQUITY INCOME - CL T   26.88%  19.33%  15.92%

FIDELITY ADV EQUITY INCOME - CL T   22.44%  18.48%  15.51%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                             30.69%  22.17%  18.62%

EQUITY INCOME FUNDS AVERAGE         24.65%  17.56%  14.84%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Equity Income -CL T      S&P 500
             00280                       SP001
  1988/05/31       9650.00                    10000.00
  1988/06/30      10202.20                    10459.00
  1988/07/31      10183.99                    10419.26
  1988/08/31       9982.50                    10065.00
  1988/09/30      10277.46                    10493.77
  1988/10/31      10462.81                    10785.50
  1988/11/30      10397.65                    10631.26
  1988/12/31      10473.10                    10817.31
  1989/01/31      11144.21                    11609.14
  1989/02/28      11049.20                    11320.07
  1989/03/31      11268.85                    11583.83
  1989/04/30      11681.59                    12185.03
  1989/05/31      11961.10                    12678.52
  1989/06/30      12009.49                    12606.26
  1989/07/31      12767.98                    13744.60
  1989/08/31      12934.05                    14013.99
  1989/09/30      12767.23                    13956.54
  1989/10/31      12067.25                    13632.75
  1989/11/30      12225.77                    13910.85
  1989/12/31      12403.79                    14244.71
  1990/01/31      11619.45                    13288.89
  1990/02/28      11640.20                    13460.32
  1990/03/31      11640.20                    13817.02
  1990/04/30      11189.68                    13471.59
  1990/05/31      11926.53                    14785.07
  1990/06/30      11873.67                    14684.54
  1990/07/31      11682.33                    14637.54
  1990/08/31      10795.20                    13314.31
  1990/09/30       9978.84                    12665.90
  1990/10/31       9752.05                    12611.44
  1990/11/30      10403.64                    13426.14
  1990/12/31      10632.68                    13800.73
  1991/01/31      11173.70                    14402.44
  1991/02/28      11972.61                    15432.22
  1991/03/31      12163.68                    15805.67
  1991/04/30      12163.40                    15843.61
  1991/05/31      12829.52                    16528.05
  1991/06/30      12240.67                    15771.07
  1991/07/31      12910.56                    16506.00
  1991/08/31      13184.00                    16897.19
  1991/09/30      13115.70                    16615.01
  1991/10/31      13334.22                    16837.65
  1991/11/30      12793.49                    16159.09
  1991/12/31      13802.25                    18007.69
  1992/01/31      13941.20                    17672.75
  1992/02/29      14371.93                    17902.49
  1992/03/31      14138.43                    17553.40
  1992/04/30      14642.34                    18069.47
  1992/05/31      14771.60                    18158.01
  1992/06/30      14607.13                    17887.45
  1992/07/31      14986.54                    18619.05
  1992/08/31      14630.75                    18237.36
  1992/09/30      14726.37                    18452.56
  1992/10/31      14917.69                    18517.14
  1992/11/30      15444.28                    19148.58
  1992/12/31      15828.89                    19384.11
  1993/01/31      16322.54                    19546.93
  1993/02/28      16745.16                    19812.77
  1993/03/31      17289.02                    20230.82
  1993/04/30      17204.27                    19741.23
  1993/05/31      17471.43                    20270.30
  1993/06/30      17642.18                    20329.08
  1993/07/31      17886.46                    20247.77
  1993/08/31      18510.67                    21015.16
  1993/09/30      18388.00                    20853.34
  1993/10/31      18608.80                    21285.00
  1993/11/30      18228.53                    21082.80
  1993/12/31      18682.40                    21337.90
  1994/01/31      19541.08                    22063.39
  1994/02/28      19025.87                    21465.47
  1994/03/31      18211.16                    20529.57
  1994/04/30      18839.98                    20792.35
  1994/05/31      18963.28                    21133.35
  1994/06/30      18838.26                    20615.58
  1994/07/31      19482.30                    21291.77
  1994/08/31      20485.52                    22164.73
  1994/09/30      20137.73                    21621.70
  1994/10/31      20535.51                    22108.19
  1994/11/30      19839.40                    21303.01
  1994/12/31      19889.12                    21618.93
  1995/01/31      20194.13                    22179.51
  1995/02/28      20905.81                    23043.84
  1995/03/31      21580.98                    23723.87
  1995/04/30      22156.30                    24422.54
  1995/05/31      22769.98                    25398.71
  1995/06/30      23090.20                    25988.72
  1995/07/31      23924.48                    26850.50
  1995/08/31      24206.85                    26917.90
  1995/09/30      24950.96                    28053.83
  1995/10/31      24667.72                    27953.68
  1995/11/30      25684.81                    29180.85
  1995/12/31      26362.45                    29742.87
  1996/01/31      27143.91                    30755.32
  1996/02/29      27236.59                    31040.42
  1996/03/31      27435.72                    31339.34
  1996/04/30      27621.82                    31801.28
  1996/05/31      27834.50                    32621.44
  1996/06/30      27675.22                    32745.72
  1996/07/31      26635.40                    31299.02
  1996/08/31      27141.98                    31959.11
  1996/09/30      28115.37                    33757.77
  1996/10/31      28690.51                    34688.81
  1996/11/30      30536.34                    37310.94
  1996/12/31      30213.28                    36571.81
  1997/01/31      31219.48                    38856.82
  1997/02/28      31467.58                    39161.45
  1997/03/31      30209.56                    37552.31
  1997/04/30      31494.78                    39794.18
  1997/05/31      33318.96                    42216.85
  1997/06/30      34962.81                    44108.17
  1997/07/31      37484.90                    47617.85
  1997/08/31      35988.27                    44950.30
  1997/09/30      37873.12                    47412.23
  1997/10/31      36234.32                    45828.66
  1997/11/30      37289.82                    47950.07
  1997/12/31      38036.89                    48773.37
  1998/01/31      37947.36                    49312.81
  1998/02/28      40623.90                    52869.25
  1998/03/31      42468.96                    55576.68
  1998/04/30      42647.71                    56135.78
  1998/05/29      42275.31                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980615 164208 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class T on May 31, 1988, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $42,275 - a 322.75% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR EQUITY INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). Initial offering of Class B shares took place on June 30,
1994. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T, and reflect Class T shares' prior 0.65% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class
B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years, and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year, past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 6  PAST 1  PAST 5   PAST 10
                                           MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV EQUITY INCOME - CL B          13.06%  26.16%  137.66%  330.29%

FIDELITY ADV EQUITY INCOME - CL B          8.06%   21.16%  135.66%  330.29%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    15.06%  30.69%  172.18%  451.71%

EQUITY INCOME FUNDS AVERAGE                11.02%  24.65%  125.73%  305.36%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 221 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                  PAST 1  PAST 5  PAST 10
                                            YEAR    YEARS   YEARS

FIDELITY ADV EQUITY INCOME - CL B           26.16%  18.90%  15.71%

FIDELITY ADV EQUITY INCOME - CL B           21.16%  18.70%  15.71%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     30.69%  22.17%  18.62%

EQUITY INCOME FUNDS AVERAGE                 24.65%  17.56%  14.84%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and shows you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Equity Income -CL B      S&P 500
             00180                       SP001
  1988/05/31      10000.00                    10000.00
  1988/06/30      10572.23                    10459.00
  1988/07/31      10553.35                    10419.26
  1988/08/31      10344.56                    10065.00
  1988/09/30      10650.22                    10493.77
  1988/10/31      10842.29                    10785.50
  1988/11/30      10774.77                    10631.26
  1988/12/31      10852.95                    10817.31
  1989/01/31      11548.40                    11609.14
  1989/02/28      11449.95                    11320.07
  1989/03/31      11677.56                    11583.83
  1989/04/30      12105.28                    12185.03
  1989/05/31      12394.92                    12678.52
  1989/06/30      12445.07                    12606.26
  1989/07/31      13231.07                    13744.60
  1989/08/31      13403.16                    14013.99
  1989/09/30      13230.29                    13956.54
  1989/10/31      12504.92                    13632.75
  1989/11/30      12669.19                    13910.85
  1989/12/31      12853.67                    14244.71
  1990/01/31      12040.88                    13288.89
  1990/02/28      12062.38                    13460.32
  1990/03/31      12062.38                    13817.02
  1990/04/30      11595.52                    13471.59
  1990/05/31      12359.10                    14785.07
  1990/06/30      12304.32                    14684.54
  1990/07/31      12106.04                    14637.54
  1990/08/31      11186.73                    13314.31
  1990/09/30      10340.77                    12665.90
  1990/10/31      10105.75                    12611.44
  1990/11/30      10780.97                    13426.14
  1990/12/31      11018.32                    13800.73
  1991/01/31      11578.96                    14402.44
  1991/02/28      12406.85                    15432.22
  1991/03/31      12604.85                    15805.67
  1991/04/30      12604.55                    15843.61
  1991/05/31      13294.84                    16528.05
  1991/06/30      12684.64                    15771.07
  1991/07/31      13378.82                    16506.00
  1991/08/31      13662.18                    16897.19
  1991/09/30      13591.39                    16615.01
  1991/10/31      13817.85                    16837.65
  1991/11/30      13257.51                    16159.09
  1991/12/31      14302.85                    18007.69
  1992/01/31      14446.84                    17672.75
  1992/02/29      14893.19                    17902.49
  1992/03/31      14651.22                    17553.40
  1992/04/30      15173.41                    18069.47
  1992/05/31      15307.36                    18158.01
  1992/06/30      15136.93                    17887.45
  1992/07/31      15530.09                    18619.05
  1992/08/31      15161.40                    18237.36
  1992/09/30      15260.48                    18452.56
  1992/10/31      15458.74                    18517.14
  1992/11/30      16004.44                    19148.58
  1992/12/31      16403.00                    19384.11
  1993/01/31      16914.55                    19546.93
  1993/02/28      17352.50                    19812.77
  1993/03/31      17916.08                    20230.82
  1993/04/30      17828.25                    19741.23
  1993/05/31      18105.11                    20270.30
  1993/06/30      18282.05                    20329.08
  1993/07/31      18535.19                    20247.77
  1993/08/31      19182.04                    21015.16
  1993/09/30      19054.92                    20853.34
  1993/10/31      19283.73                    21285.00
  1993/11/30      18889.67                    21082.80
  1993/12/31      19360.00                    21337.90
  1994/01/31      20249.82                    22063.39
  1994/02/28      19715.93                    21465.47
  1994/03/31      18871.67                    20529.57
  1994/04/30      19523.30                    20792.35
  1994/05/31      19651.07                    21133.35
  1994/06/30      19521.51                    20615.58
  1994/07/31      20188.91                    21291.77
  1994/08/31      21241.35                    22164.73
  1994/09/30      20880.83                    21621.70
  1994/10/31      21267.51                    22108.19
  1994/11/30      20545.71                    21303.01
  1994/12/31      20597.55                    21618.93
  1995/01/31      20887.28                    22179.51
  1995/02/28      21611.62                    23043.84
  1995/03/31      22324.36                    23723.87
  1995/04/30      22906.96                    24422.54
  1995/05/31      23529.29                    25398.71
  1995/06/30      23847.56                    25988.72
  1995/07/31      24711.12                    26850.50
  1995/08/31      24990.12                    26917.90
  1995/09/30      25747.18                    28053.83
  1995/10/31      25440.98                    27953.68
  1995/11/30      26492.70                    29180.85
  1995/12/31      27179.78                    29742.87
  1996/01/31      27959.72                    30755.32
  1996/02/29      28055.48                    31040.42
  1996/03/31      28247.34                    31339.34
  1996/04/30      28425.69                    31801.28
  1996/05/31      28631.47                    32621.44
  1996/06/30      28453.26                    32745.72
  1996/07/31      27367.36                    31299.02
  1996/08/31      27889.69                    31959.11
  1996/09/30      28865.79                    33757.77
  1996/10/31      29444.48                    34688.81
  1996/11/30      31318.35                    37310.94
  1996/12/31      30985.65                    36571.81
  1997/01/31      32006.69                    38856.82
  1997/02/28      32233.59                    39161.45
  1997/03/31      30941.19                    37552.31
  1997/04/30      32233.36                    39794.18
  1997/05/31      34107.73                    42216.85
  1997/06/30      35754.36                    44108.17
  1997/07/31      38329.58                    47617.85
  1997/08/31      36778.76                    44950.30
  1997/09/30      38699.58                    47412.23
  1997/10/31      36990.99                    45828.66
  1997/11/30      38058.86                    47950.07
  1997/12/31      38809.71                    48773.37
  1998/01/31      38687.54                    49312.81
  1998/02/28      41398.72                    52869.25
  1998/03/31      43257.42                    55576.68
  1998/04/30      43440.32                    56135.78
  1998/05/29      43028.78                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980611 094035 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class B on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment, would have been $43,029 - a 330.29% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR EQUITY INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November
3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares, and reflect
Class T shares' prior 0.65% 12b-1 fee. Returns prior to September 10,
1992 are those of the Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower.
Class C shares' contingent deferred sales charge included in the past six months and past one year total return figures is 1.00%. If
Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 6  PAST 1  PAST 5   PAST 10
                                           MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV EQUITY INCOME - CL C          12.98%  26.11%  137.57%  330.13%

FIDELITY ADV EQUITY INCOME - CL C          11.98%  25.11%  137.57%  330.13%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)              15.06%  30.69%  172.18%  451.71%

EQUITY INCOME FUNDS AVERAGE                11.02%  24.65%  125.73%  305.36%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 221 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                  PAST 1  PAST 5  PAST 10
                                            YEAR    YEARS   YEARS

FIDELITY ADV EQUITY INCOME - CL C           26.11%  18.89%  15.71%

FIDELITY ADV EQUITY INCOME - CL C           25.11%  18.89%  15.71%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     30.69%  22.17%  18.62%

EQUITY INCOME FUNDS AVERAGE                 24.65%  17.56%  14.84%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and shows you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Equity Income -CL C      S&P 500
             00480                       SP001
  1988/05/31      10000.00                    10000.00
  1988/06/30      10572.23                    10459.00
  1988/07/31      10553.35                    10419.26
  1988/08/31      10344.56                    10065.00
  1988/09/30      10650.22                    10493.77
  1988/10/31      10842.28                    10785.50
  1988/11/30      10774.76                    10631.26
  1988/12/31      10852.95                    10817.31
  1989/01/31      11548.40                    11609.14
  1989/02/28      11449.94                    11320.07
  1989/03/31      11677.55                    11583.83
  1989/04/30      12105.27                    12185.03
  1989/05/31      12394.92                    12678.52
  1989/06/30      12445.05                    12606.26
  1989/07/31      13231.06                    13744.60
  1989/08/31      13403.15                    14013.99
  1989/09/30      13230.28                    13956.54
  1989/10/31      12504.91                    13632.75
  1989/11/30      12669.19                    13910.85
  1989/12/31      12853.66                    14244.71
  1990/01/31      12040.87                    13288.89
  1990/02/28      12062.37                    13460.32
  1990/03/31      12062.37                    13817.02
  1990/04/30      11595.51                    13471.59
  1990/05/31      12359.09                    14785.07
  1990/06/30      12304.31                    14684.54
  1990/07/31      12106.03                    14637.54
  1990/08/31      11186.73                    13314.31
  1990/09/30      10340.76                    12665.90
  1990/10/31      10105.75                    12611.44
  1990/11/30      10780.96                    13426.14
  1990/12/31      11018.31                    13800.73
  1991/01/31      11578.95                    14402.44
  1991/02/28      12406.84                    15432.22
  1991/03/31      12604.84                    15805.67
  1991/04/30      12604.55                    15843.61
  1991/05/31      13294.84                    16528.05
  1991/06/30      12684.63                    15771.07
  1991/07/31      13378.81                    16506.00
  1991/08/31      13662.17                    16897.19
  1991/09/30      13591.38                    16615.01
  1991/10/31      13817.84                    16837.65
  1991/11/30      13257.50                    16159.09
  1991/12/31      14302.84                    18007.69
  1992/01/31      14446.83                    17672.75
  1992/02/29      14893.18                    17902.49
  1992/03/31      14651.22                    17553.40
  1992/04/30      15173.40                    18069.47
  1992/05/31      15307.35                    18158.01
  1992/06/30      15136.92                    17887.45
  1992/07/31      15530.08                    18619.05
  1992/08/31      15161.39                    18237.36
  1992/09/30      15260.47                    18452.56
  1992/10/31      15458.73                    18517.14
  1992/11/30      16004.43                    19148.58
  1992/12/31      16402.99                    19384.11
  1993/01/31      16914.55                    19546.93
  1993/02/28      17352.49                    19812.77
  1993/03/31      17916.07                    20230.82
  1993/04/30      17828.25                    19741.23
  1993/05/31      18105.11                    20270.30
  1993/06/30      18282.03                    20329.08
  1993/07/31      18535.18                    20247.77
  1993/08/31      19182.02                    21015.16
  1993/09/30      19054.91                    20853.34
  1993/10/31      19283.72                    21285.00
  1993/11/30      18889.65                    21082.80
  1993/12/31      19359.98                    21337.90
  1994/01/31      20249.81                    22063.39
  1994/02/28      19715.92                    21465.47
  1994/03/31      18871.65                    20529.57
  1994/04/30      19523.28                    20792.35
  1994/05/31      19651.05                    21133.35
  1994/06/30      19521.49                    20615.58
  1994/07/31      20188.90                    21291.77
  1994/08/31      21241.34                    22164.73
  1994/09/30      20880.82                    21621.70
  1994/10/31      21267.50                    22108.19
  1994/11/30      20545.69                    21303.01
  1994/12/31      20597.54                    21618.93
  1995/01/31      20887.26                    22179.51
  1995/02/28      21611.61                    23043.84
  1995/03/31      22324.34                    23723.87
  1995/04/30      22906.94                    24422.54
  1995/05/31      23529.27                    25398.71
  1995/06/30      23847.55                    25988.72
  1995/07/31      24711.10                    26850.50
  1995/08/31      24990.11                    26917.90
  1995/09/30      25747.16                    28053.83
  1995/10/31      25440.96                    27953.68
  1995/11/30      26492.68                    29180.85
  1995/12/31      27179.76                    29742.87
  1996/01/31      27959.70                    30755.32
  1996/02/29      28055.46                    31040.42
  1996/03/31      28247.32                    31339.34
  1996/04/30      28425.67                    31801.28
  1996/05/31      28631.45                    32621.44
  1996/06/30      28453.24                    32745.72
  1996/07/31      27367.34                    31299.02
  1996/08/31      27889.67                    31959.11
  1996/09/30      28865.77                    33757.77
  1996/10/31      29444.47                    34688.81
  1996/11/30      31318.32                    37310.94
  1996/12/31      30985.63                    36571.81
  1997/01/31      32006.67                    38856.82
  1997/02/28      32233.57                    39161.45
  1997/03/31      30941.16                    37552.31
  1997/04/30      32233.34                    39794.18
  1997/05/31      34107.70                    42216.85
  1997/06/30      35754.34                    44108.17
  1997/07/31      38329.55                    47617.85
  1997/08/31      36778.74                    44950.30
  1997/09/30      38699.55                    47412.23
  1997/10/31      36990.96                    45828.66
  1997/11/30      38072.06                    47950.07
  1997/12/31      38820.94                    48773.37
  1998/01/31      38699.12                    49312.81
  1998/02/28      41402.59                    52869.25
  1998/03/31      43256.51                    55576.68
  1998/04/30      43423.81                    56135.78
  1998/05/29      43013.15                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980611 094133 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class C on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment, would have been $43,013 - a 330.13% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market -
still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term growth
- helping many of these stocks to
rebound quickly. In addition, the
continued strength of the U.S.
economy, combined with low
interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The upward
climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced a
negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Robert Chow, Portfolio Manager of Fidelity Advisor Equity Income Fund
Q. BOB, HOW DID THE FUND PERFORM?
A. For the six months that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 13.42%, 13.37%, 13.06% and 12.98%, respectively. To compare, the equity income funds average tracked by Lipper Analytical Services returned 11.02% during the same six-month period, while the Standard & Poor's 500 Index returned 15.06%. For the past year, the fund's Class A, Class T, Class B and Class C shares returned 26.98%, 26.88%, 26.16% and 26.11%, respectively. Comparatively, the equity income funds average returned 24.65% and the S&P 500 returned 30.69%.
Q. WHAT FACTORS DROVE THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?
A. I believe the fund performed better than its competitors during the period because of good stock selection and an advantageous market backdrop. Looking at the period as a whole, gains in the market were relatively broad, unlike in 1996 and 1997 when large-capitalization pharmaceutical and bank stocks were the primary drivers of market averages like the S&P 500. In the past six months, the market enjoyed a wider participation, helping the fund because it tends to be more balanced in value-oriented stocks throughout the market. Nevertheless, during the latter stages of the period, investors gravitated back to a narrow group of large-cap growth stocks, hurting the fund's performance relative to the S&P 500.
Q. THE FUND'S SECTOR WEIGHTINGS REMAINED FAIRLY STABLE OVER THE PERIOD. WHY WAS THAT?
A. You have to keep in mind that I am a value investor - looking for stocks that are cheap. As a result, I have made very few sector shifts. For example, the fund was weighted roughly the same in financial services stocks - around 19% - at the end of the period as it was at the beginning. The same was true with energy stocks, which comprised about 8% at both the beginning and the end of the period. In addition, when you look at the top 10 holdings in the fund you will see very few changes.
Q. WHICH STOCKS WERE SOLID PERFORMERS FOR THE FUND?
A. Unilever - which moved into the fund's top 10 during the period - was one. Half of its income comes from Europe, where economies have been accelerating rapidly after being in the doldrums for years. And its valuation recovered from very low levels, compared to other consumer product companies. IBM was another stock that did well, helped by its significant cash flow and an active program of buying back its shares - a strategy that helps increase the value of the remaining outstanding shares.
Q. DID ANY STOCKS PROVE TO BE DISAPPOINTMENTS DURING THE PERIOD?
A. Philip Morris was one. Litigation plays a big part in the performance of this and other tobacco stocks, so investor sentiment about them can shift very quickly depending on breaking news about lawsuits or a congressional settlement. Over the period, there was a significant negative shift in attitude due to high-profile negotiations in Congress. Nevertheless, I believed the stock continued to represent significant value at the end of the period, so it remained a big holding in the fund. Looking at the price-to-earnings ratio (P/E) - a measure of how much an investor is paying for a company's earning power - the stock remained very attractive to me at the end of the period.
Q. WAL-MART SLIPPED OUT OF THE TOP 10. WHY WAS THAT?
A. Wal-Mart is a great company that has historically been one of the top two or three holdings in the fund. Over the past year, however, and particularly the past six months, the stock has done terrifically well, bumping it to the top of its historical valuation range. At its current price, I feel the reward for owning the stock is not offset by the risks involved with maintaining it as one of my top positions. Given my goal of keeping the fund's risk in check, I have had to pare it back. The company's fundamentals remained superb, though, as the company continued gaining market share, generating positive cash flow and benefiting from extremely strong management.
Q. WHAT IS YOUR OUTLOOK?
A. With the S&P sustaining strong gains of 30% a year for several years - resulting in historically high valuations - it's difficult for value investors like myself to keep pace. As blue chip stocks continue to get more expensive, value investors have a tougher time finding significant bargains. Having said all that, I believe that my top positions continue to have plenty of upside potential, and I continue to invest with a view toward controlling risk while achieving a healthy return.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

BOB CHOW ON
VALUE INVESTING:
"As a value investor, I focus
primarily on determining a
valuation range for stocks that I'm
interested in, looking to establish a
low and a high price based on the
fundamentals of the company. If
the stock is currently trading in
the top 25% of that range, I will sell
the stock or not buy it. If the
valuation falls in the middle 50%
of the range, then I will stand aside
and watch it. But if the price falls
within the bottom 25%, then it
becomes a buy candidate.
"Everything depends on what I pay
for a stock. Think about
purchasing a piece of property. If
you want to maximize your
investment over a two-year period,
you can either buy a beautiful
house in an expensive
neighborhood or you could buy a
fixer-upper in a part of town that is
not as nice. Which will you make
more money on? It depends
entirely on what you pay for it.
"That line of reasoning applies
to individual stocks. A company
may be great, but I believe that
the basis on whether it is a good
investment or not depends entirely
on the valuation at the time of
the purchase."
FUND FACTS
GOAL: seeks to maintain a
yield that exceeds the
composite dividend of the S&P
500, while considering the
potential for achieving
capital appreciation.
START DATE: April 25, 1983
SIZE: as of May 31, 1998,
more than $4.0 billion
MANAGER: Robert Chow, since
1996; joined Fidelity in 1989
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF  MAY 31,1998
                                       % OF FUND'S   % OF FUND'S INVESTMENTS
                                       INVESTMENTS   IN THESE STOCKS
                                                     6 MONTHS AGO

CITICORP                               3.1           2.1

PMI GROUP, INC.                        2.8           0.0

FLEET FINANCIAL GROUP, INC.            2.3           1.9

AMERICAN HOME PRODUCTS CORP.           1.9           1.5

BRITISH PETROLEUM PLC ADR              1.8           2.5

INTERNATIONAL BUSINESS MACHINES CORP.  1.8           2.3

FEDERATED  DEPARTMENT STORES, INC.     1.8           0.8

U S WEST COMMUNICATIONS GROUP          1.7           1.8

UNILEVER NV ADR                        1.7           1.2

PHILIP MORRIS COMPANIES, INC.          1.7           2.7

TOP FIVE MARKET SECTORS AS OF  MAY 31, 1998
             % OF FUND'S   % OF FUND'S INVESTMENTS
             INVESTMENTS   IN THESE MARKET SECTORS
                           6 MONTHS AGO

FINANCE      19.4          18.4

TECHNOLOGY   8.8           7.2

ENERGY       8.5           8.6

NONDURABLES  7.5           7.3

DURABLES     7.3           5.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 95.7
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 4.3
STOCKS 93.0%
CONVERTIBLE
SECURITIES 1.1%
SHORT-TERM
INVESTMENTS 5.9%
FOREIGN
INVESTMENTS 6.3%
STOCKS 95.7%
CONVERTIBLE
SECURITIES 0.0%
SHORT-TERM
INVESTMENTS 4.3%
FOREIGN
INVESTMENTS 8.0%
ROW: 1, COL: 1, VALUE: 93.0
ROW: 1, COL: 2, VALUE: 1.1
ROW: 1, COL: 3, VALUE: 5.9
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 95.7%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.4%
AEROSPACE & DEFENSE - 2.3%
AlliedSignal, Inc.   280,000 $ 11,970
GenCorp, Inc.   800,000  23,850
Goodrich (B.F.) Co.   60,000  3,075
Lockheed Martin Corp.   200,000  22,450
United Technologies Corp.   360,000  33,840
  95,185
DEFENSE ELECTRONICS - 1.0%
Litton Industries, Inc. (a)  540,000  31,287
Raytheon Co. Class B  130,000  7,109
  38,396
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   130,000  5,777
TOTAL AEROSPACE & DEFENSE   139,358
BASIC INDUSTRIES - 6.2%
CHEMICALS & PLASTICS - 2.4%
du Pont (E.I.) de Nemours & Co.   270,000  20,790
Ferro Corp.   720,000  20,610
Monsanto Co.   180,000  9,968
Olin Corp.   240,000  10,380
Union Carbide Corp.   600,000  29,963
Witco Corp.   130,000  4,931
  96,642
IRON & STEEL - 0.2%
Nucor Corp.   200,000  10,300
METALS & MINING - 1.4%
Alumax, Inc.   900,000  42,131
Aluminum Co. of America  220,000  15,263
  57,394
PAPER & FOREST PRODUCTS - 2.2%
Champion International Corp.   300,000  14,400
Chesapeake Corp.   700,000  24,850
Georgia-Pacific Corp.   320,000  20,540
Georgia-Pacific Corp. (Timber Group)  320,000  7,540
Pentair, Inc.   480,000  21,060
  88,390
TOTAL BASIC INDUSTRIES   252,726
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 4.0%
BUILDING MATERIALS - 2.1%
American Standard Companies, Inc.   320,000 $ 15,440
CalMat Co.   220,000  5,528
Masco Corp.   380,000  21,375
RPM, Inc.   750,000  12,750
USG Corp.   580,000  30,812
  85,905
CONSTRUCTION - 0.6%
Centex Corp.   220,000  7,865
Lennar Corp.   350,000  9,275
Okumura Gumi  2,000,000  6,266
  23,406
ENGINEERING - 0.2%
Fluor Corp.   200,000  9,538
REAL ESTATE - 0.2%
LNR Property Corp.   350,000  9,056
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Duke Realty Investors, Inc.   223,672  5,060
Felcor Suite Hotels, Inc.   100,000  3,444
Ocwen Asset Investment Corp.   500,000  8,500
Public Storage, Inc.   240,000  7,200
RFS Hotel Investors, Inc.   93,800  1,864
Starwood Hotels & Resorts Trust  200,000  9,438
  35,506
TOTAL CONSTRUCTION & REAL ESTATE   163,411
DURABLES - 7.3%
AUTOS, TIRES, & ACCESSORIES - 5.0%
Chrysler Corp.   573,700  31,912
Eaton Corp.   140,000  12,574
Ford Motor Co.   800,000  41,500
ITT Industries, Inc.   1,200,000  44,250
Modine Manufacturing Co.   80,000  2,720
Pep Boys-Manny, Moe & Jack  300,000  6,675
TRW, Inc.   1,200,000  64,275
  203,906
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER DURABLES - 0.5%
Minnesota Mining & Manufacturing Co.   230,000 $ 21,303
CONSUMER ELECTRONICS - 1.1%
Electrolux AB  240,000  23,834
Maytag Co.   420,000  21,184
  45,018
HOME FURNISHINGS - 0.6%
Leggett & Platt, Inc.   440,000  22,110
TEXTILES & APPAREL - 0.1%
NIKE, Inc. Class B  100,000  4,600
TOTAL DURABLES   296,937
ENERGY - 8.5%
ENERGY SERVICES - 0.7%
Baker Hughes, Inc.   240,000  8,640
Schlumberger Ltd.   130,000  10,147
Western Atlas, Inc. (a)  120,000  10,388
  29,175
OIL & GAS - 7.8%
Amerada Hess Corp.   420,000  22,705
British Petroleum PLC ADR  840,000  74,445
Burlington Resources, Inc.   300,000  12,638
Chevron Corp.   420,000  33,548
Kerr-McGee Corp.   100,000  6,325
Nationale Elf Aquitaine  260,000  36,070
Occidental Petroleum Corp.   1,500,000  41,438
Royal Dutch Petroleum Co.   400,000  22,425
Texaco, Inc.   360,000  20,790
Tosco Corp.   400,000  12,700
Total SA sponsored ADR  560,000  34,895
  317,979
TOTAL ENERGY   347,154
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 19.4%
BANKS - 6.0%
Bank of New York Co., Inc.   557,800 $ 34,096
Citicorp  860,000  128,246
Chase Manhattan Corp.   200,000  27,188
Comerica, Inc.   225,000  14,794
NationsBank Corp.   380,000  28,785
Wells Fargo & Co.   30,000  10,845
  243,954
CREDIT & OTHER FINANCE - 4.2%
American Express Co.   540,000  55,418
Fleet Financial Group, Inc.   1,150,000  94,300
Household International, Inc.   90,000  12,178
Transamerica Corp.   80,000  9,200
  171,096
FEDERAL SPONSORED CREDIT - 2.0%
Fannie Mae  780,000  46,703
Freddie Mac  750,000  34,125
  80,828
INSURANCE - 6.7%
Aetna, Inc.   100,000  7,817
Allstate Corp.   460,000  43,298
CIGNA Corp.   240,000  16,440
General Re Corp.   50,000  10,994
Hartford Financial Services Group, Inc.   300,000  33,019
Loews Corp.   170,000  15,428
PMI Group, Inc.   1,500,000  112,781
PXRE Corp.   660,000  20,790
Provident Companies, Inc.   370,000  13,644
  274,211
SECURITIES INDUSTRY - 0.5%
Lehman Brothers Holdings, Inc.   250,000  17,734
TOTAL FINANCE   787,823
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 5.8%
DRUGS & PHARMACEUTICALS - 3.8%
American Home Products Corp.   1,560,000 $ 75,367
Bristol-Myers Squibb Co.   400,000  43,000
Merck & Co., Inc.   300,000  35,119
  153,486
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Allegiance Corp.   190,000  9,500
MEDICAL FACILITIES MANAGEMENT - 1.8%
Columbia/HCA Healthcare Corp.   350,000  11,441
Humana, Inc.   500,000  15,531
Tenet Healthcare Corp. (a)  400,000  14,000
United HealthCare Corp.   490,000  31,360
  72,332
TOTAL HEALTH   235,318
HOLDING COMPANIES - 0.4%
PartnerRe Ltd.   300,000  14,625
INDUSTRIAL MACHINERY & EQUIPMENT - 6.3%
ELECTRICAL EQUIPMENT - 2.2%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  560,000  24,220
Emerson Electric Co.   230,000  13,972
General Electric Co.   640,000  53,360
L-3 Communications Holdings, Inc.   1,700  48
  91,600
INDUSTRIAL MACHINERY & EQUIPMENT - 2.6%
Caterpillar, Inc.   320,000  17,580
Deere & Co.   110,000  5,706
Harnischfeger Industries, Inc.   420,000  13,230
Ingersoll-Rand Co.   220,000  9,914
Toro Co.   80,000  2,795
Tyco International Ltd.   580,000  32,118
UNOVA, Inc.   1,033,100  22,857
  104,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 1.5%
Browning-Ferris Industries, Inc.   900,000 $ 32,006
USA Waste Services, Inc. (a)  500,000  23,594
Waste Management, Inc.   180,000  5,850
  61,450
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   257,250
MEDIA & LEISURE - 1.6%
BROADCASTING - 0.2%
Gaylord Entertainment Co.   300,000  10,106
PUBLISHING - 1.4%
ACNielsen Corp. (a)  1,100,000  28,393
Dun & Bradstreet Corp.   350,000  11,813
Knight-Ridder, Inc.   120,000  6,848
Times Mirror Co. Class A  150,000  9,600
  56,654
TOTAL MEDIA & LEISURE   66,760
NONDURABLES - 7.5%
BEVERAGES - 1.0%
Anheuser-Busch Companies, Inc.   580,000  26,644
Whitman Corp.   700,000  15,181
  41,825
FOODS - 1.0%
General Mills, Inc.   500,000  34,125
Quaker Oats Co.   130,000  7,499
  41,624
HOUSEHOLD PRODUCTS - 3.7%
Church & Dwight Co., Inc.   596,700  18,087
Clorox Co.   260,000  21,710
Premark International, Inc.   471,400  15,114
Rubbermaid, Inc.   800,000  26,100
Unilever NV ADR  900,000  71,044
  152,055
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 1.8%
Philip Morris Companies, Inc.   1,900,000 $ 71,013
TOTAL NONDURABLES   306,517
PRECIOUS METALS - 0.2%
Newmont Mining Corp.   280,000  6,983
RETAIL & WHOLESALE - 7.0%
APPAREL STORES - 0.2%
TJX Companies, Inc.   180,000  8,415
DRUG STORES - 0.8%
CVS Corp.   100,000  7,019
Rite Aid Corp.   670,000  23,994
  31,013
GENERAL MERCHANDISE STORES - 4.3%
Federated Department Stores, Inc. (a)  1,400,000  72,538
May Department Stores Co. (The)  200,000  12,863
Nordstrom, Inc.   180,000  12,971
Sears, Roebuck & Co.   350,000  21,634
Wal-Mart Stores, Inc.   1,050,000  57,947
  177,953
GROCERY STORES - 0.6%
Albertson's, Inc.   130,000  6,021
Richfood Holdings, Inc. Class A  250,000  6,109
Safeway, Inc. (a)  320,000  11,660
  23,790
RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%
Boise Cascade Office Products Corp. (a)  250,000  4,281
Fabri-Centers of America, Inc. Class B (non-vtg) (a)  320,000  8,260
Home Depot, Inc.   240,000  18,855
Officemax, Inc. (a)  800,000  13,150
  44,546
TOTAL RETAIL & WHOLESALE   285,717
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 1.0%
LEASING & RENTAL - 0.2%
Danka Business Systems PLC sponsored ADR  400,000 $ 6,750
PRINTING - 0.8%
Donnelley (R.R.) & Sons Co.   450,000  20,250
Reynolds & Reynolds Co. Class A  700,000  14,656
  34,906
TOTAL SERVICES   41,656
TECHNOLOGY - 8.8%
COMPUTER SERVICES & SOFTWARE - 0.4%
Electronic Data Systems Corp.   460,000  16,732
COMPUTERS & OFFICE EQUIPMENT - 5.5%
Apple Computer, Inc. (a)  700,000  18,638
Compaq Computer Corp.   300,000  8,194
International Business Machines Corp.   630,000  73,946
Pitney Bowes, Inc.   1,200,000  56,400
Unisys Corp. (a)  1,880,000  46,060
Wang Laboratories, Inc. (a)  880,000  21,120
  224,358
ELECTRONIC INSTRUMENTS - 0.4%
KLA-Tencor Corp. (a)  70,000  2,362
Varian Associates, Inc.   250,000  12,016
  14,378
ELECTRONICS - 1.9%
AMP, Inc.   820,000  31,160
Motorola, Inc.   400,000  21,175
Texas Instruments, Inc.   350,000  17,981
Thomas & Betts Corp.   160,000  8,550
  78,866
PHOTOGRAPHIC EQUIPMENT - 0.6%
Eastman Kodak Co.   320,000  22,840
TOTAL TECHNOLOGY   357,174
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 2.2%
AIR TRANSPORTATION - 0.5%
AMR Corp. (a)  80,000 $ 12,315
Delta Air Lines, Inc.   80,000  9,200
  21,515
RAILROADS - 1.0%
Burlington Northern Santa Fe Corp.   240,000  23,880
CSX Corp.   280,000  13,335
Union Pacific Corp.   100,000  4,838
  42,053
TRUCKING & FREIGHT - 0.7%
Arnold Industries, Inc.   620,000  9,687
Consolidated Freightways Corp. (a)  1,010,000  14,898
Pittston Co. (Burlington Group)  160,000  2,810
  27,395
TOTAL TRANSPORTATION   90,963
UTILITIES - 6.1%
ELECTRIC UTILITY - 0.2%
American Electric Power Co., Inc.   220,000  9,983
TELEPHONE SERVICES - 5.9%
AT&T Corp.   700,000  42,612
Bell Atlantic Corp.   560,000  51,310
BellSouth Corp.   660,000  42,570
MCI Communications Corp.   260,000  13,902
Sprint Corp.   240,000  17,220
U S WEST Communications Group  1,400,000  71,050
  238,664
TOTAL UTILITIES   248,647
TOTAL COMMON STOCKS
(Cost $2,884,783)   3,899,019
CONVERTIBLE PREFERRED STOCKS - 0.0%
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 0.0%
PUBLISHING - 0.0%
Taylor, J.N. Holdings Ltd. 9 1/2% (a)
 (Cost $235)  50,000 $ -
CASH EQUIVALENTS - 4.3%
Taxable Central Cash Fund
(Cost$173,871)  (b)  173,871,474  173,871
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,058,889)  $ 4,072,890
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.56%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $3,060,476,000. Net unrealized appreciation aggregated $1,012,414,000, of which $1,061,960,000 related to appreciated investment securities and $49,546,000 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                        MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $3,058,889) -                              $ 4,072,890
SEE ACCOMPANYING SCHEDULE

CASH                                                                                 36

RECEIVABLE FOR INVESTMENTS SOLD                                                      1,069

RECEIVABLE FOR FUND SHARES SOLD                                                      7,485

DIVIDENDS RECEIVABLE                                                                 7,211

INTEREST RECEIVABLE                                                                  731

OTHER RECEIVABLES                                                                    114

PREPAID EXPENSES                                                                     6

 TOTAL ASSETS                                                                        4,089,542

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                         $ 23,636

PAYABLE FOR FUND SHARES REDEEMED                                           10,394

ACCRUED MANAGEMENT FEE                                                     1,699

DISTRIBUTION FEES PAYABLE                                                  1,839

OTHER PAYABLES AND ACCRUED EXPENSES                                        805

 TOTAL LIABILITIES                                                                   38,373

NET ASSETS                                                                          $ 4,051,169

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                     $ 2,844,916

UNDISTRIBUTED NET INVESTMENT INCOME                                                  4,694

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                187,564
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                            1,013,995
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                          $ 4,051,169



STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                           $28.19
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($51,052 (DIVIDED BY) 1,811 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $28.19)                          $29.91

CLASS T:                                                                        $28.38
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,634,646 (DIVIDED BY) 92,847 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $28.38)                          $29.41

CLASS B:                                                                        $28.23
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($843,548 (DIVIDED BY) 29,881 SHARES)  A

CLASS C:                                                                        $28.28
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($18,320 (DIVIDED BY) 647.9 SHARES)  A

INSTITUTIONAL CLASS:                                                            $28.62
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($503,603 (DIVIDED BY) 17,594 SHARES)


A REDEMPTION PRICE PER-SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                      SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                          $ 32,616
DIVIDENDS

INTEREST                                                                    4,500

 TOTAL INCOME                                                               37,116

EXPENSES

MANAGEMENT FEE                                                   $ 9,362

TRANSFER AGENT FEES                                               3,276

DISTRIBUTION FEES                                                 10,048

ACCOUNTING FEES AND EXPENSES                                      406

NON-INTERESTED TRUSTEES' COMPENSATION                             9

CUSTODIAN FEES AND EXPENSES                                       29

REGISTRATION FEES                                                 256

AUDIT                                                             35

LEGAL                                                             8

MISCELLANEOUS                                                     29

 TOTAL EXPENSES BEFORE REDUCTIONS                                 23,458

 EXPENSE REDUCTIONS                                               (315)     23,143

NET INVESTMENT INCOME                                                       13,973

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                            189,291

 FOREIGN CURRENCY TRANSACTIONS                                    (61)      189,230

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                            253,122

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                     (6)       253,116

NET GAIN (LOSS)                                                             442,346

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 456,319
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED   YEAR ENDED
                                                         MAY 31, 1998       NOVEMBER 30,
                                                         (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 13,973           $ 30,780
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 189,230            243,508

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     253,116            326,758

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          456,319            601,046
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (12,858)           (31,851)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (218,223)          (64,869)

 TOTAL DISTRIBUTIONS                                      (231,081)          (96,720)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              463,179            337,812

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 688,417            842,138

NET ASSETS

 BEGINNING OF PERIOD                                      3,362,752          2,520,614

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 4,051,169        $ 3,362,752
INCOME OF $4,694 AND $3,579, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                            SIX MONTHS ENDED    YEARS ENDED
                                            MAY 31, 1998        NOVEMBER 30,

                                            (UNAUDITED)       1997      1996 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 26.69           $ 22.78   $ 20.38

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME E                     .13               .23       .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)     3.21              4.61      2.44

 TOTAL FROM INVESTMENT OPERATIONS            3.34              4.84      2.50

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                  (.12)             (.34)     (.10)

 FROM NET REALIZED GAIN                      (1.72)            (.59)     -

 TOTAL DISTRIBUTIONS                         (1.84)            (.93)     (.10)

NET ASSET VALUE, END OF PERIOD              $ 28.19           $ 26.69   $ 22.78

TOTAL RETURN B, C                            13.42%            22.05%    12.31%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)     $ 51,052          $ 25,659  $ 3,306

RATIO OF EXPENSES TO AVERAGE NET ASSETS      1.08% A           1.26% G   1.46% A, D, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS      1.06% A, H        1.25% H   1.44% A, H
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE    .97% A            .93%      1.27% A
NET ASSETS

PORTFOLIO TURNOVER                           54% A             55%       78%

AVERAGE COMMISSION RATE I                   $ .0454           $ .0430   $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


<ERROR: WIDE TABLE>
ERROR: THE FOLLOWING TABLE: "ASSETS" IS TOO WIDE!
TABLE WIDTH IS 233 CHARACTERS.


FINANCIAL HIGHLIGHTS - CLASS T
                                 SIX MONTHS ENDED                       YEARS ENDED NOVEMBER 30,
                                 MAY 31, 1998

                                (UNAUDITED)           1997         1996         1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,                 $ 26.85              $ 22.83      $ 19.95      $ 15.96    $ 14.86    $ 12.86
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                    .11 D                .26 D        .30 D        .31        .28 D      .33
 INCOME

 NET REALIZED AND                  3.24                 4.62         3.35         4.26       1.03       1.97
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             3.35                 4.88         3.65         4.57       1.31       2.30
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT               (.10)                (.27)        (.31)        (.30)      (.21)      (.30)
 INCOME

 FROM NET                          (1.72)               (.59)        (.46)        (.28)      -          -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS               (1.82)               (.86)        (.77)        (.58)      (.21)      (.30)

NET ASSET VALUE,                   $ 28.38              $ 26.85      $ 22.83      $ 19.95    $ 15.96    $ 14.86
END OF PERIOD

TOTAL RETURN B, C                    13.37%              22.12%       18.89%       29.46%     8.84%      18.03%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF                 $ 2,634,646          $ 2,190,070  $ 1,672,994  $ 880,054  $ 179,501  $ 42,326
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO                 1.23% A              1.23%        1.27%        1.48%      1.67%      1.77%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO                 1.22% A, E           1.21% E      1.26% E      1.47% E    1.64% E    1.77%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT              .80% A               1.05%        1.45%        1.78%      1.69%      2.02%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER                   54% A                55%          78%          80%        140%       120%

AVERAGE COMMISSION                  $ .0454             $ .0430      $ .0424
RATE F

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER
  HAD CERTAIN EXPENSES NOT BEEN REDUCED
  DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
  FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES
  CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE
  NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
  BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
  WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION
  OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
  STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995
  A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
  PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
  THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
  DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
  WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.




FINANCIAL HIGHLIGHTS - CLASS B
                                 SIX MONTHS ENDED         YEARS ENDED NOVEMBER 30,
                                 MAY 31, 1998

                                 (UNAUDITED)       1997       1996       1995       1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING       $ 26.73           $ 22.73    $ 19.90    $ 15.94    $ 15.21
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .04 D             .13 D      .19 D      .26        .08 D

 NET REALIZED AND UNREALIZED      3.22              4.61       3.33       4.23       .72
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            3.26              4.74       3.52       4.49       .80
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.04)             (.15)      (.23)      (.25)      (.07)

 FROM NET REALIZED GAIN           (1.72)            (.59)      (.46)      (.28)      -

 TOTAL DISTRIBUTIONS              (1.76)            (.74)      (.69)      (.53)      (.07)

NET ASSET VALUE, END OF PERIOD   $ 28.23           $ 26.73    $ 22.73    $ 19.90    $ 15.94

TOTAL RETURN B, C                 13.06%            21.52%     18.22%     28.95%     5.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 843,548         $ 682,308  $ 500,447  $ 270,101  $ 35,373
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      1.77% A           1.74% F    1.81%      1.85%      2.24% A
NET ASSETS

RATIO OF EXPENSES TO AVERAGE      1.75% A, G        1.73% G    1.79% G    1.84% G    2.18% A, G
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME    .27% A            .53%       .92%       1.41%      1.15% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                54% A             55%        78%        80%        140%

AVERAGE COMMISSION RATE H        $ .0454           $ .0430    $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995 A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS C
                                                                  SIX MONTHS ENDED  YEAR ENDED
                                                                  MAY 31, 1998      NOVEMBER 30,

                                                                  (UNAUDITED)       1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 26.84          $ 26.65

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                            .03              .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            3.22             .17

 TOTAL FROM INVESTMENT OPERATIONS                                   3.25             .19

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.09)            -

 FROM NET REALIZED GAIN                                             (1.72)           -

 TOTAL DISTRIBUTIONS                                                (1.81)           -

NET ASSET VALUE, END OF PERIOD                                     $ 28.28          $ 26.84

TOTAL RETURN B, C                                                   12.98%           .71%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 18,320         $ 684

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.85% A, F       1.85% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.83% A, G       1.81% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                .24% A           1.24% A

PORTFOLIO TURNOVER                                                  54% A            55%

AVERAGE COMMISSION RATE H                                          $ .0454          $ .0430


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


<ERROR: WIDE TABLE>
ERROR: THE FOLLOWING TABLE: "ASSETS" IS TOO WIDE!
TABLE WIDTH IS 231 CHARACTERS.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                   SIX MONTHS ENDED              YEARS ENDED NOVEMBER 30,
                                   MAY 31, 1998

                                   (UNAUDITED)       1997       1996       1995        1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,                   $ 27.07           $ 23.00    $ 20.09    $ 16.07    $ 14.93    $ 12.88
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                      .18 D             .39 D      .42 D      .45        .41 D      .39
 INCOME

 NET REALIZED AND                    3.26              4.68       3.37       4.28       1.05       2.02
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVESTMENT               3.44              5.07       3.79       4.73       1.46       2.41
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT                 (.17)             (.41)      (.42)      (.43)      (.32)      (.36)
 INCOME

 FROM NET                            (1.72)            (.59)      (.46)      (.28)      -          -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS                 (1.89)            (1.00)     (.88)      (.71)      (.32)      (.36)

NET ASSET VALUE,                   $ 28.62           $ 27.07    $ 23.00    $ 20.09    $ 16.07    $ 14.93
END OF PERIOD

TOTAL RETURN B, C                    13.63%            22.87%     19.54%     30.43%     9.82%      18.90%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF                 $ 503,603         $ 464,031  $ 343,867  $ 297,453  $ 197,533  $ 191,138
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO                 .69% A            .69%       .71%       .74%       .73%       .80%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO                 .68% A, E         .67% E     .70% E     .73% E     .71% E     .79% E
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT              1.33% A           1.60%      2.02%      2.52%      2.62%      3.00%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER                   54% A             55%        78%        80%        140%       120%

AVERAGE COMMISSION                   $ .0454           $ .0430    $ .0424
RATE F

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER
  HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
  THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
  FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE
  YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN
  CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
  DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING
  ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID
  OR REDUCED A PORTION OF THE CLASS' EXPENSES
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER
  SEPTEMBER 1, 1995 A FUND IS REQUIRED TO DISCLOSE
  ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
  TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT
  MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
  ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
  WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
  MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED MAY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts have been invested in shares of a cross-section of Fidelity funds, including shares of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,237,519,000 and $953,983,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO       RETAINED
          FDC           BY FDC

CLASS A   $ 47,000      $ -

CLASS T    6,121,000     98,000

CLASS B    3,838,000     2,878,000

CLASS C    42,000        42,000

          $ 10,048,000  $ 3,018,000

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:


CLASS A   $ 12,000

CLASS T    173,000

CLASS B    179,000

CLASS C    12,000

          $ 376,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO      RETAINED BY
          FDC          FDC

CLASS A   $ 383,000    $ 152,000

CLASS T    869,000      233,000

CLASS B    513,000      513,000*

CLASS C    1,000        1,000*

          $ 1,766,000  $ 899,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to
FIIOC:
                       AMOUNT       % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                $ 43,000     .23% *

CLASS T                 2,137,000   .18% *

CLASS B                 745,000     .20% *

CLASS C                 9,000       .23% *

INSTITUTIONAL CLASS     342,000     .14% *

                       $ 3,276,000

* ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $304,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
          FMR          REIMBURSEMENT
          EXPENSE
          LIMITATIONS

CLASS C   1.85%        $ 13,000

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $301,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS ENDED   YEAR ENDED
                            MAY 31,            NOVEMBER 30,

                            1998               1997

FROM NET INVESTMENT INCOME

CLASS A                     $ 146,000          $ 131,000

CLASS T                      8,652,000          20,835,000

CLASS B                      1,085,000          3,503,000

CLASS C                      16,000             -

INSTITUTIONAL CLASS          2,959,000          7,382,000

TOTAL                       $ 12,858,000       $ 31,851,000

FROM NET REALIZED GAIN

CLASS A                     $ 1,745,000        $ 98,000

CLASS T                      142,228,000        43,072,000

CLASS B                      44,523,000         13,038,000

CLASS C                      120,000            -

INSTITUTIONAL CLASS          29,607,000         8,661,000

TOTAL                       $ 218,223,000      $ 64,869,000

TOTAL                       $ 231,081,000      $ 96,720,000

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                           DOLLARS

AMOUNT IN THOUSANDS             SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                MAY 31,            NOVEMBER 30,  MAY 31,            NOVEMBER 30,

                                1998               1997 A        1998               1997 A



CLASS A                          904                919          $ 24,672           $ 22,745
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    71                 9             1,792              208

SHARES REDEEMED                  (125)              (112)         (3,450)            (2,828)

NET INCREASE (DECREASE)          850                816          $ 23,014           $ 20,125

CLASS T                          16,033             28,655       $ 437,093          $ 693,828
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    5,685              2,675         143,735            60,512

SHARES REDEEMED                  (10,427)           (23,070)      (284,667)          (558,854)

NET INCREASE (DECREASE)          11,291             8,260        $ 296,161          $ 195,486

CLASS B                          4,282              5,544        $ 116,756          $ 135,409
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1,601              700           40,251             15,570

SHARES REDEEMED                  (1,524)            (2,738)       (41,493)           (66,167)

NET INCREASE (DECREASE)          4,359              3,506        $ 115,514          $ 84,812

CLASS C                          627                25           $ 17,223           $ 678
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    5                  -             126                -

SHARES REDEEMED                  (9)                -             (253)              -

NET INCREASE (DECREASE)          623                25           $ 17,096           $ 678

INSTITUTIONAL CLASS              2,483              11,368       $ 68,952           $ 260,181
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1,095              515           27,908             11,887

SHARES REDEEMED                  (3,127)            (9,691)       (85,466)           (235,357)

NET INCREASE (DECREASE)          451                2,192        $ 11,394           $ 36,711


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 10,000

CLASS T                134,000

CLASS B                61,000

CLASS C                15,000

INSTITUTIONAL CLASS    36,000

                      $ 256,000





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)